STATEMENT OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 055 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments—at fair value (Notes B and C)	$ 2,939,566	$ 2,299,530
Total investments	7,291,530	6,704,959
Receivables
Notes receivable from participants (Notes A and B)	23,208	23,764
Employer contributions	53,095	49,565
Other	668	561
Total receivables	76,971	73,890
Total assets	7,368,501	6,778,849
LIABILITIES:
Accrued expenses	71	223
Payable to participants	163	68
Total liabilities	234	291
Net Assets Available for Benefits	7,368,267	6,778,558
Vanguard Master Trust (Note D)
ASSETS:
Plan investments in AECOM DC Retirement Plans (Note B):	3,413,123	3,364,044
SMA Master Trust (Note E)
ASSETS:
Plan investments in AECOM DC Retirement Plans (Note B):	625,057	717,651
Stable Value Master Trust (Note F)
ASSETS:
Plan investments in AECOM DC Retirement Plans (Note B):	$ 313,784	$ 323,734